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                                    SCHRODER
                               INTERNATIONAL BOND
                                      FUND







                                  ANNUAL REPORT
                                December 31, 1998







                        Schroder Capital Funds (Delaware)




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SCHRODER INTERNATIONAL BOND FUND
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Account Information                 (800) 344-8332
Fund Literature                     (800) 290-9826

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek a high rate of total return.

INVESTMENT ADVISER

Schroder Capital Management International Inc. is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of December 31, 1998, the Schroder Group had over $195 billion in assets under management. As of December 31, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had approximately $27 billion under management.

                                                            February 22, 1999

Dear Shareholder:

       The Schroder International Bond Fund commenced operations on January 15, 1998. From its inception through the year ended December 31, 1998, the Fund returned 14.00%. Its benchmark, the Salomon Smith Barney World Government Bond ex-US (unhedged) Index, returned 17.91% over the same period.

       Overall, 1998 was a positive year for bonds, as the value of bonds rose due to falling bond yields in all markets. The main concern for global monetary policy makers appeared to be deflation rather than inflation, especially in the second half of the year following the Russian devaluation in August and the subsequent global financial crisis. Central banks around the world responded to the crisis by successively cutting interest rates in the fourth quarter, which helped bring international bond yields significantly lower.

       European bond markets produced the highest returns for the year. Among the countries participating in the European Monetary Union (EMU) there was a low variation of returns in 1998, reflecting the large degree of convergence that had already occurred due to investors' confidence in the EMU process. The Japanese bond market performed worse for the same period, suffering from exceptionally low yield levels and investors' deteriorating perceptions about the state of that government's finances.

       In the first half of the year, the Fund's overall conservative duration position detracted from performance, as yields continued to decline. In the second half of the year, the Russian debt crisis and falls in the global stock market resulted in a "flight to quality" as investors sought a relatively safe place to invest. The consequent decline in bond yields had a negative impact on the Fund, although we extended duration of European bonds later in the year, which contributed positively to the Fund's performance.

       The Fund performed well in the fourth quarter. One of the key contributing factors was the decision to move to an overweight position in the Japanese yen against the U.S. dollar, as the yen rose dramatically against the dollar in a very short period of time.

       Thank you for your interest in the Schroder International Bond Fund.

                                                            Sincerely,



                                                            Mark J. Smith
                                                            CHAIRMAN

                                       1
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SCHRODER INTERNATIONAL BOND FUND
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MANAGEMENT DISCUSSION AND ANALYSIS (AS OF DECEMBER 31, 1998)

Q: WHAT STEPS DID THE FUND TAKE TO MITIGATE THE EFFECTS OF THE GLOBAL FINANCIAL CRISIS IN THE FALL OF 1998?
A: Given the deflationary forces in the global economy in 1998, we adopted a cautious stance to credit exposure. Therefore, throughout the year, the Fund focused on high quality issues and almost completely invested in sovereign issuers. The liquidity crunch that emerged in the fall of 1998 led to a relative sell off of credit-dependent debt positions as investors sought to lock in profits and reduce their risk levels. One major casualty was the U.S. dollar which fell dramatically against the Japanese yen in the third quarter. The portfolio was protected from these potential losses by holding a neutral position against the yen during this period.

Q: GIVEN THE GENERAL DECLINE IN BOND YIELDS ACROSS GLOBAL MARKETS IN 1998, HOW WAS THE FUND POSITIONED TO TAKE ADVANTAGE OF THIS TREND?
A: We were cautious in our outlook for bond markets in the early part of 1998 as developed economies were still experiencing robust growth and interest rate increases appeared likely, particularly in the U.S. However, yields on bonds continued to decline as inflation was subdued and therefore inflation-adjusted yields remained attractive. Following the Russian devaluation and default in August, the financial landscape changed completely: safe haven flows were directed at government bond markets, the threat of a slowdown in growth increased and deflationary pressures intensified. As investors fled to more defensive positions, yields on bonds fell and consequently prices of bonds rose. Therefore, we increased the portfolio's exposure to government bond markets in order to benefit from the continued decline in bond yields and subsequent rise in prices.

Q: WHAT EFFECT, IF ANY, WILL THE INTRODUCTION OF THE EURO HAVE ON THE FUND'S INVESTMENT STRATEGY?
The advent of the euro has completely altered the context of the European bond market. While yields between European Monetary Union (EMU) member governments are now very similar because the element of currency risk has been removed, opportunities in corporate bonds have grown. This is mainly because the now sizeable EMU bond market is encouraging corporations to raise funds through the bond market rather than through traditional bank lending. Consequently, there is an important new sector of the bond market for the portfolio to invest in and, by investing in corporate debt rather than sovereign debt, there is the potential for higher returns. Given the widening of spreads between these two categories in late 1998, value has returned to the markets, and we anticipate starting to build the portfolio's strategic exposure to this sector.

Q: WHAT IS YOUR GLOBAL OUTLOOK FOR THE YEAR AHEAD?
A: The global economic outlook remains precarious with a slowdown in growth and falling inflation likely. We believe that U.S. growth will slow in 1999; European growth is already slowing due to reduced demand for exports and high unemployment; and the Japanese economy is still in recession. In addition, deflationary pressures are increasing as emerging market countries attempt to export their way back to growth by selling cheap goods across world markets, thereby keeping prices low. For this reason, we believe that global bond yields will continue to fall over the medium term. In terms of currency exposure, given what we believe will be a slowdown in the U.S. economy later in 1999 and a still burgeoning current account deficit, the U.S. dollar is likely to come under significant downward pressure versus the new euro currency.

THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF DECEMBER 31, 1998, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.


                                       2
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SCHRODER INTERNATIONAL BOND FUND
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              INVESTMENT ADVISER'S REPORT - COMPARISON OF CHANGE IN
                          VALUE OF $10,000 INVESTMENT

The following information compares a change in value of a $10,000 investment in the Fund with the performance of the Salomon Smith Barney World Government Bond ex-US (unhedged) Index (the "WGB Index") since inception date of the Fund. The WGB Index is a market capitalization weighted benchmark that tracks the performance of 16 government bond markets of Europe and Asia. The Fund's return reflects deduction of applicable fees and expenses; the WGB Index return does not reflect deduction of any fees and expenses. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT OR GUARANTEE FUTURE RESULTS.


         SCHRODER INTERNATIONAL BOND FUND - INVESTOR SHARES VS.THE WGB INDEX


INVESTMENT VALUE ON 12/31/98
----------------------------
Schroder International Bond Fund - Investor Shares          $11,400
WGB Index                                                   $11,791

CUMULATIVE TOTAL RETURN ON 12/31/98                       SINCE INCEPTION
-----------------------------------                       ---------------
Schroder International Bond Fund - Investor Shares          14.00%(a)


                     [EDGAR REPRESENTATION OF GRAPH CHART]

                                      Schroder
                                    International     The WGB
                                      Bond Fund        Index

         1/15/98                      10,000.00      10,000.00
         1/31/98                      10,080.00      10,077.86
         2/28/98                      10,170.00      10,219.49
         3/31/98                       9,970.00      10,051.38
         4/30/98                      10,130.00      10,272.53
         5/31/98                       9,990.00      10,255.76
         6/30/98                       9,830.00      10,218.90
         7/31/98                       9,830.00      10,231.12
         8/31/98                      10,040.00      10,511.49
         9/30/98                      10,690.00      11,201.02
        10/31/98                      11,070.00      11,706.46
        11/30/98                      10,950.00      11,468.00
        12/31/98                      11,400.12      11,790.99


(a) Inception date of the Fund was January 15, 1998.

                                        3
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SCHRODER INTERNATIONAL BOND FUND
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STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
      Investments (Notes 1 and 2):
         Investment in Schroder International Bond Portfolio
            (the "Portfolio")                                                                            $ 229,482
      Receivable from administrator                                                                         38,944
      Receivable for Fund shares sold                                                                          409
                                                                                                 ------------------
                               Total Assets                                                                268,835
                                                                                                 ------------------

LIABILITIES:
      Payable to subadministrator                                                                               61
      Accrued expenses and other liabilities                                                                39,045
                                                                                                 ------------------
                               Total Liabilities                                                            39,106
                                                                                                 ------------------

                               Net Assets                                                                $ 229,729
                                                                                                 ==================

COMPONENTS OF NET ASSETS:
      Paid-in capital                                                                                    $ 217,677
      Undistributed (distributions in excess of) net investment income                                       1,080
      Accumulated net realized gain (loss)                                                                  (1,353)
      Net unrealized appreciation (depreciation) on investments                                             12,325
                                                                                                 ------------------

                               Net Assets                                                                $ 229,729
                                                                                                 ==================

SHARES OF BENEFICIAL INTEREST                                                                               20,421

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE                                                  $ 11.25

    The accompanying notes are an integral part of the financial statements.

                                        4
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SCHRODER INTERNATIONAL BOND FUND
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STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998 (a)

NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
      Interest income                                                                                      $ 4,848
      Net expenses                                                                                            (604)
                                                                                                 ------------------
                               Net Investment Income Allocated from the Portfolio                            4,244
                                                                                                 ------------------

EXPENSES:
      Administration  (Note 3)                                                                                  81
      Subadministration (Note 3)                                                                            24,041
      Transfer agency (Note 3)                                                                              11,575
      Accounting (Note 3)                                                                                   11,548
      Legal                                                                                                    762
      Audit                                                                                                 11,119
      Trustees                                                                                                   7
      Reporting                                                                                              2,026
      Registration                                                                                          12,859
      Miscellaneous                                                                                             16
                                                                                                 ------------------
                               Total Expenses                                                               74,034
      Fees waived and expenses reimbursed  (Note 4)                                                        (73,872)
                                                                                                 ------------------
                               Net Expenses                                                                    162
                                                                                                 ------------------

NET INVESTMENT INCOME (LOSS)                                                                                 4,082
                                                                                                 ------------------

NET   REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS  AND FOREIGN  CURRENCY
      TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
      Net realized gain (loss) on investments sold                                                            (495)
      Net realized gain (loss) on foreign currency transactions                                             (1,103)
                                                                                                 ------------------
                               Net realized gain (loss) on investments and foreign
                                   currency transactions                                                    (1,598)
                                                                                                 ------------------

      Net change in unrealized appreciation (depreciation) on investments                                   13,120
      Net change in unrealized appreciation (depreciation) on foreign
         currency transactions                                                                                (795)
                                                                                                 ------------------
                               Net change in unrealized appreciation (depreciation) on
                                   investments and foreign currency transactions                            12,325
                                                                                                 ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO                                                    10,727
                                                                                                 ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           $ 14,809
                                                                                                 ==================


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(a) The Fund commenced operations on January 15, 1998.



    The accompanying notes are an integral part of the financial statements.

                                        5
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SCHRODER INTERNATIONAL BOND FUND
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STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1998 (a)

NET ASSETS, BEGINNING OF PERIOD                                                                                $ -
                                                                                                 ------------------

OPERATIONS:
      Net investment income (loss)                                                                           4,082
      Net realized gain (loss) on investments and foreign currency
         transactions                                                                                       (1,598)
      Net change in unrealized appreciation (depreciation) on investments
         and foreign currency transactions                                                                  12,325
                                                                                                 ------------------
                               Net increase (decrease) in net assets resulting from operations              14,809
                                                                                                 ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                                                 (2,542)
      Net realized gain on investments                                                                        (399)
                                                                                                 ------------------
                               Total distributions to shareholders                                          (2,941)
                                                                                                 ------------------

CAPITAL SHARE TRANSACTIONS:
      Sale of shares                                                                                       215,146
      Reinvestment of distributions                                                                          2,941
      Redemption of shares                                                                                    (226)
                                                                                                 ------------------
                               Net increase (decrease) from capital share transactions                     217,861
                                                                                                 ------------------

                               Net increase (decrease) in net assets                                       229,729
                                                                                                 ------------------

NET ASSETS, END OF PERIOD (b)                                                                            $ 229,729
                                                                                                 ==================

SHARE TRANSACTIONS:
      Sale of shares                                                                                        20,179
      Reinvestment of distributions                                                                            265
      Redemption of shares                                                                                     (23)
                                                                                                 ------------------
                                                                                                 ==================
                               Net increase (decrease) from share transactions                              20,421
                                                                                                 ==================


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(a)  The Fund commenced operations on January 15, 1998.
(b)  Includes undistributed net investment income of $1,080.



    The accompanying notes are an integral part of the financial statements.

                                       6
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SCHRODER INTERNATIONAL BOND FUND
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FINANCIAL HIGHLIGHTS - INVESTOR SHARES
FOR THE PERIOD ENDED DECEMBER 31, 1998 (a)

Selected per share data and ratios for a Share outstanding throughout the period:

NET ASSET VALUE, BEGINNING  OF PERIOD                                                 $10.00
                                                                        ---------------------

INVESTMENT OPERATIONS:
     Net investment income (loss)                                                       0.20
     Net realized and unrealized gain (loss) on investments
          and foreign currency transactions                                             1.20
                                                                        ---------------------
                         Total from investment operations                               1.40
                                                                        ---------------------

DISTRIBUTIONS FROM:
     Net investment income                                                             (0.13)
     Net realized gain on investments                                                  (0.02)
                                                                        ---------------------

                         Total distributions                                           (0.15)
                                                                        ---------------------

NET ASSET VALUE, END OF PERIOD                                                        $11.25
                                                                        =====================

TOTAL RETURN                                                                          14.00% (b)(c)

RATIO/SUPPLEMENTARY DATA:
Net assets at end of period (in thousands)                                              $230

RATIOS TO AVERAGE NET ASSETS:
    Expenses including reimbursement/waiver of fees                                    0.95% (d)(e)
    Expenses excluding reimbursement/waiver of fees                                   92.87% (d)(e)
    Net investment income including reimbursement/waiver of fees                       5.03% (d)(e)

PORTFOLIO TURNOVER RATE                                                                 140% (f)


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(a) The Fund commenced operations on January 15, 1998.
(b) Total return would have been lower had certain expenses not been reduced during the period shown (See Note 4).
(c)  Total return is calculated from Fund's inception to date.
(d) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(e)  Annualized.
(f)  Rate represents the turnover of the underlying Portfolio.


    The accompanying notes are an integral part of the financial statements.

                                        7
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SCHRODER INTERNATIONAL BOND FUND
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NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

       Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has nine investment portfolios. Included in this report is the Schroder International Bond Fund (the "Fund"), which is a non-diversified portfolio that commenced operations on January 15, 1998. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value, which have equal rights as to assets and voting privileges. As of December 31, 1998, only Investor Shares had been issued.

MASTER-FEEDER ARRANGEMENT

       The Fund seeks to achieve its investment objective by investing all its investable assets in Schroder International Bond Portfolio (the "Portfolio"), a separate non-diversified portfolio of Schroder Capital Funds II ("Schroder Core") that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain or loss. The Portfolio's financial statements are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of December 31, 1998, the Fund owned approximately 2.38% of the Portfolio's interests.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

       These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

       The following represent the significant accounting policies of the Fund:

SECURITY VALUATION

       The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio.

INVESTMENT INCOME AND EXPENSES

       The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain or loss. In addition, the Fund accrues its own expenses.
                                        8
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SCHRODER INTERNATIONAL BOND FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS

       Net investment income and net capital gain, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolio, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES

       The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION

       The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average net assets.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

       The Fund currently invests all its assets in the Portfolio, which retains Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR

       The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the Fund's average daily net assets. The subadministrator of the Fund is Forum Administrative Services, LLC ("FAdS"). FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the Fund's average daily net assets, subject to an annual minimum of $25,000 for its services, plus a $12,000 charge per additional class of shares.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a fee in the amount of $12,000 per share class, per year, plus certain other fees and expenses.

OTHER SERVICE PROVIDERS

       Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services to the Fund, FAcS is entitled to receive from the Fund a fee of $12,000 per year.

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SCHRODER INTERNATIONAL BOND FUND
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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

       In order to limit the Fund's expenses, SCMI and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's expenses exceed 0.95% of the Fund's average daily net assets attributable to Investor Shares. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees who are not affiliated persons (as defined in the Act) of the Trust. SCMI, Schroder Advisors, FAdS, FSS and FAcS may voluntarily waive all or a portion of their fees at any time. For the year ended December 31, 1998, Schroder Advisors and FAdS waived fees of $81 and $23,980, respectively, and Schroder Advisors reimbursed expenses of $49,811.

NOTE 5.  BENEFICIAL INTEREST

       At December 31, 1998, there was one shareholder, otherwise unaffiliated with the Fund, owning 100% of the Fund's shares.

---------------------------------

SUPPLEMENTAL INFORMATION (UNAUDITED)

DISTRIBUTIONS

     During the fiscal year ended December 31, 1998, the Fund distributed $11 in long term capital gain to shareholders.

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SCHRODER INTERNATIONAL BOND FUND
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds (Delaware) and Shareholders of Schroder International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder International Bond Fund (a series of Schroder Capital Funds (Delaware)) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.





Boston, Massachusetts                         PricewaterhouseCoopers LLP
February 5, 1999

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SCHRODER INTERNATIONAL BOND PORTFOLIO
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SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 1998


                                        FIXED INCOME INVESTMENTS - 94.0%
                            PRINCIPAL
    CURRENCY                 AMOUNT                                                          VALUE (US$)
    --------                ---------                                                        -----------
                                        AUSTRIA - 3.6%
      DEM                     550,000   Republic of Austria, 6.88%, 4/3/00                        $ 344,910
                                                                                               -------------
                                        BELGIUM - 4.5%
      BEF                  13,250,000   Kingdom of Belgium, 9.00%, 6/27/01                          437,582
                                                                                               -------------

                                        CANADA - 5.7%
      GBP                     120,000   Government of Canada, 6.25%, 11/26/04                       215,154
      DEM                     500,000   Province of Ontario, 6.25%, 1/13/04                         334,460
                                                                                               -------------
                                                                                                    549,614
                                                                                               -------------

                                        DENMARK - 5.1%
      DKK                   1,500,000   Kingdom of Denmark, 7.00%, 11/10/24                         302,546
      DKK                   1,100,000   Kingdom of Denmark, 8.00%, 11/15/01                         191,895
                                                                                               -------------
                                                                                                    494,441
                                                                                               -------------

                                        FRANCE - 9.1%
      FRF                   2,000,000   Government of France, 4.75%, 3/12/02                        373,896
      FRF                   2,500,000   Societe Nationale des Chemins de Fer,
                                             7.75%, 3/1/02                                          503,517
                                                                                               -------------
                                                                                                    877,413
                                                                                               -------------

                                        GERMANY - 22.8%
      DEM                   1,920,000   Bundesobligation, 6.50%, 3/15/00                          1,197,940
      DEM                     750,000   KFW International Finance, 6.25%, 10/15/03                  502,890
      DEM                     660,000   Deutschland Republik, 6.50%, 7/4/27                         495,373
                                                                                               -------------
                                                                                                  2,196,203
                                                                                               -------------

                                        ITALY - 4.0%
      ITL                 570,000,000   Republic of Italy, 10.5%, 7/15/00                           382,634
                                                                                               -------------

                                        NETHERLANDS - 3.5%
      DEM                     500,000   LKB Baden-Wuerttemberg Finance, 6.63%, 8/20/03              338,458
                                                                                               -------------

                                        SPAIN - 4.1%
      ESP                  50,000,000   Government of Spain, 8.40%, 4/30/01                         394,120
                                                                                               -------------

                                        SUPRA-NATIONAL - 15.9%
      DEM                     800,000   Asian Development Bank, 5.50%, 10/24/07                     524,414
      JPY                 100,000,000   International Bank for Reconstruction &
                                             Development, 5.25%, 3/20/02                          1,008,385
                                                                                               -------------
                                                                                                  1,532,799
                                                                                               -------------

                                        SWEDEN - 5.8%
      SEK                   3,600,000   Government of Sweden, 10.25%, 5/5/03                        558,607
                                                                                               -------------


    The accompanying notes are an integral part of the financial statements.

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SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF DECEMBER 31, 1998

                            PRINCIPAL
    CURRENCY                 AMOUNT                                                          VALUE (US$)
    --------                ---------                                                        -----------
                                        UNITED KINGDOM - 9.9%
      GBP                     420,000   United Kingdom Treasury, 9.00%, 10/13/08                  $ 953,211
                                                                                               -------------

                                        TOTAL INVESTMENTS - 94.0% (cost $8,473,848)               9,059,992
                                        Other Assets Less Liabilities - 6.0%                        573,506
                                                                                               -------------
                                        TOTAL NET ASSETS - 100.0%                          $      9,633,498
                                                                                               =============


                       FORWARD FOREIGN CURRENCY CONTRACTS

                                CONTRACTS TO SELL

                                                                       Underlying            Unrealized
                                                                      Face Amount           Appreciation/
Maturity Date           Currency                Units                   of Value           (Depreciation)
-------------           --------                -----                 -----------          --------------
    1/20/99                AUD                         206,677                $ 130,000             $ 3,212
    1/20/99                CAD                         470,000                  304,296              (1,694)
    1/20/99                DEM                       8,813,066                5,245,936             (49,104)
    1/20/99                GBP                         585,183                  975,913               2,700
    1/20/99                SEK                       4,500,000                  563,415               8,065
                                                                            -----------           ----------
                                                                            $ 7,219,560           $ (36,821)
                                                                            -----------           ----------

                                CONTRACTS TO BUY

                                                                       Underlying            Unrealized
                                                                      Face Amount           Appreciation/
Maturity Date           Currency                Units                   of Value           (Depreciation)
-------------           --------                -----                 -----------          --------------
    1/20/99                AUD                         205,242                $ 130,000            $ (4,093)
    1/20/99                CAD                         985,600                  640,000               1,667
    1/20/99                DEM                       7,452,920                4,530,000             (52,158)
    1/20/99                DKK                         160,000                   25,023                 120
    1/20/99                GBP                         235,696                  400,000              (8,016)
    1/20/99                JPY                     243,028,000                2,043,119             115,210
                                                                           ------------           ----------
                                                                            $ 7,768,142            $ 52,730
                                                                           ------------           -----------

                       Net Receivable for Forward Foreign
                      Currency Contracts (Note 2)                                                  $ 15,909
                                                                                                  ==========

______________________________
CURRENCY ABBREVIATIONS
AUD - Australian Dollar               FRF - French Franc
BEF - Belgian Franc                   GBP - British Pound
CAD - Canadian Dollar                 ITL - Italian Lira
DEM - German Mark                     JPY - Japanese Yen
DKK - Danish Krone                    SEK - Swedish Krona
ESP - Spanish Peseta

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
      Investments (Note 2):
         Investments at cost                                                                           $ 8,473,848
         Net unrealized appreciation (depreciation)                                                        586,144
                                                                                                 ------------------
                                 Total Investments at Value                                              9,059,992

      Cash                                                                                                 292,438
      Cash denominated in foreign currencies (cost $7,568)                                                   7,443
      Receivable for forward foreign currency contracts (Note 2)                                            15,909
      Interest and other receivables                                                                       291,868
      Organization costs, net of amortization (Note 2)                                                       4,963
                                                                                                 ------------------

                                 Total Assets                                                            9,672,613
                                                                                                 ------------------

LIABILITIES:
      Payable to subadministrator (Note 3)                                                                   1,071
      Accrued expenses and other liabilities                                                                38,044
                                                                                                 ------------------

                                 Total Liabilities                                                          39,115
                                                                                                 ------------------

                                 Net Assets                                                            $ 9,633,498
                                                                                                 ==================


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
      Interest income                                                                                    $ 857,701
                                                                                                 ------------------

EXPENSES:
      Investment advisory (Note 3)                                                                          70,985
      Administration (Note 3)                                                                               14,197
      Subadministration (Note 3)                                                                            25,000
      Interestholder recordkeeping (Note 3)                                                                 12,131
      Custody                                                                                                4,626
      Accounting (Note 3)                                                                                   67,000
      Legal                                                                                                  2,764
      Audit                                                                                                 27,278
      Trustees                                                                                               1,185
      Amortization of organization costs (Note 2)                                                            1,654
      Miscellaneous                                                                                          5,860
                                                                                                 ------------------
                                 Total Expenses                                                            232,680
      Fees waived and expenses reimbursed (Note 6)                                                        (126,250)
                                                                                                 ------------------
                                 Net Expenses                                                              106,430
                                                                                                 ------------------

NET INVESTMENT INCOME (LOSS)                                                                               751,271
                                                                                                 ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS:
      Net realized gain (loss) on investments sold                                                         (20,937)
      Net realized gain (loss) on foreign currency transactions                                           (776,235)
                                                                                                 ------------------
                   Net realized gain (loss) on investments and foreign
                     currency transactions                                                                (797,172)
                                                                                                 ------------------

      Net change in unrealized appreciation (depreciation) on investments                                1,328,529
      Net change in unrealized appreciation (depreciation) on foreign
         currency transactions                                                                              33,915
                                                                                                 ------------------
                   Net change in unrealized appreciation (depreciation) on
                      investments and foreign currency transactions                                      1,362,444
                                                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS                                                                                565,272
                                                                                                 ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ 1,316,543
                                                                                                 ==================



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                          For the                For the
                                                                         Year Ended             Year Ended
                                                                       December 31, 1998    December 31, 1997
                                                                      ------------------    -------------------

NET ASSETS, BEGINNING OF PERIOD                                            $ 16,515,402             $ 3,000,100
                                                                     -------------------   ---------------------

OPERATIONS:
      Net investment income (loss)                                              751,271                 580,748
      Net realized gain (loss) on investments and foreign currency                                     (551,808)
         transactions                                                          (797,172)
      Net change in unrealized appreciation (depreciation) on
         investments and foreign currency transactions                        1,362,444                (752,540)
                                                                     -------------------   ---------------------
      Net increase (decrease) in net assets resulting from operations         1,316,543                (723,600)
                                                                     -------------------   ---------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
      Contributions                                                           4,891,436              18,113,652
      Withdrawals                                                           (13,089,883)             (3,874,750)
                                                                     -------------------   ---------------------
      Net increase (decrease) from transactions in investors'
         beneficial interests                                                (8,198,447)             14,238,902
                                                                     -------------------   ---------------------

      Net increase (decrease) in net assets                                  (6,881,904)             13,515,302
                                                                     -------------------   ---------------------

NET ASSETS, END OF PERIOD                                                   $ 9,633,498            $ 16,515,402
                                                                     ===================   =====================






FINANCIAL HIGHLIGHTS                                                       For the                For the
                                                                         Year Ended             Year Ended
                                                                       December 31, 1998    December 31, 1997
                                                                       -----------------    -----------------

         NET ASSETS AT END OF PERIOD (IN THOUSANDS)                        $9,633                $16,515

         RATIOS TO AVERAGE NET ASSETS:
             Expenses including reimbursement/waiver of fees               0.75%                  0.75%
             Expenses excluding reimbursement/waiver of fees               1.64%                  1.99%
             Net investment income (loss) including reimbursement/
                   waiver of fees                                          5.29%                  5.42%

         PORTFOLIO TURNOVER RATE                                            140%                   112%

    The accompanying notes are an integral part of the financial statements.

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SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

       Schroder Capital Funds II ("Schroder Core") was organized as a Delaware business trust on December 27, 1996. Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has one investment portfolio. Included in this report is Schroder International Bond Portfolio ("Portfolio"), which is a non-diversified portfolio that commenced operations on December 31, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end management investment companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

       These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

       The  following  represent  the  significant  accounting  policies  of the
Portfolio:

INVESTMENT VALUATION

       Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sales prices are not available are valued at the last sale price on the preceding day or at the mean of the closing bid and ask ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core's Board of Trustees. As of December 31, 1998, the Portfolio did not hold a position in any fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

       Investment transactions are accounted for on trade date. Interest income, including accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

     Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

       The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

ORGANIZATION COSTS

       Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive compensation at an annual rate, payable monthly, of 0.50% of the Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR

       The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the Portfolio's average daily net assets. The subadministrator of the Portfolio is Forum Administrative Services, LLC ("FAdS"). FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the Portfolio's average daily net assets, subject to an annual minimum of $25,000 for its services.

OTHER SERVICE PROVIDERS

       Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Portfolio and is entitled to receive compensation for its services in the amount of $60,000 per year, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder recordkeeping services to the Portfolio for which it receives $12,000 per year, plus certain other charges.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

       The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended December 31, 1998, were $22,224,990 and $29,698,947, respectively.

       For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of December 31, 1998, were $8,493,563, $689,600, and $123,171, respectively.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 5.  FEDERAL TAXES

       The  Portfolio  is not  required  to pay  federal  income  tax on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interestholders in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

       SCMI, Schroder Advisors, FAdS and FAcS voluntarily waived a portion of their fees and assumed certain expenses of the Portfolio so that the Portfolio's total expenses would not exceed 0.75% of its average daily net assets. For the period ended December 31, 1998, SCMI, Schroder Advisors, FAdS and FAcS waived fees of $70,985, $14,197, $19,960 and $21,108, respectively.

NOTE 7.  BENEFICIAL INTEREST

       At  December  31,   1998,   there  was  one   interestholder,   otherwise
unaffiliated with the Portfolio, owning a 96.44% interest in the Portfolio.

NOTE 8.  CONCENTRATION OF RISK

       The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it does so, the Portfolio is susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing a substantial amount of its assets in a single country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Portfolio also invests in countries with limited or developing capital markets. Investments in such countries may involve greater risks than investments in more developed markets.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds II and Investors of Schroder International Bond Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder International Bond Portfolio (a portfolio of Schroder Capital Funds II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.





Boston, Massachusetts                         PricewaterhouseCoopers LLP
February 5, 1999

TRUSTEES
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
William L. Means
Clarence F. Michalis
Hermann C. Schwab
Mark J. Smith

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

TRANSFER AND DIVIDEND
DISBURSING AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109






This report is for the information of the shareholders of the Schroder International Bond Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.